Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 847	€ 739	€ 757
Adjustments for prior years	14	(46)	5
Total current tax expense (benefit)	861	693	762
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	108	(224)	(71)
Effect of changes in tax law and/or tax rate	(26)	(11)	(9)
Adjustments for prior years	(20)	(67)	1,948
Total deferred tax expense (benefit)	62	(302)	1,868
Total income tax expense (benefit)	€ 923	€ 391	€ 2,630